28. Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value variations:
Net income (loss) for the year	R$ (779,724)	R$ 377,817	R$ 1,098,730
Net gains (losses) recognized in OCI	(420,706)	67,913	31,710
Movement of other comprehensive income (loss)
Recognized in operating income	1,061,089	1,050,461	1,271,564
Fuel Derivative [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as beginning	40,647	3,817
Fair value variations:
Net income (loss) for the year	(25,280)	13,768
Net gains (losses) recognized in OCI	(349,252)	35,505
Settlements payments (received) during the year	(29,383)	(12,443)
Derivative assets (liabilities) as ending	(363,268)	40,647	3,817
Current liabilities	(149,050)
Noncurrent liabilities	(214,218)
Movement of other comprehensive income (loss)
Balances as beginning	35,505	0
Fair value adjustments during the year	(275,583)	35,505
Time value of options	(73,669)
Net reversal to profit or loss	(64,955)	0
Balances as ending	(378,702)	35,505	0
Effects on profit or loss (a-b)	39,675
Recognized in operating income	64,955	8,626	0
Recognized in financial results	(25,280)	5,142	309
Interest Rate Derivative Contracts [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as beginning	(34,457)	(89,211)
Fair value variations:
Net income (loss) for the year	(4,488)	0
Net gains (losses) recognized in OCI	(37,719)	(1,093)
Settlements payments (received) during the year	30,270	55,847
Derivative assets (liabilities) as ending	(46,394)	(34,457)	(89,211)
Current liabilities	(46,394)
Noncurrent liabilities	0
Movement of other comprehensive income (loss)
Balances as beginning	(114,821)	(147,229)
Fair value adjustments during the year	(37,719)	(1,093)
Time value of options	0
Net reversal to profit or loss	31,220	33,501
Balances as ending	(121,320)	(114,821)	(147,229)
Effects on profit or loss (a-b)	(35,708)
Recognized in operating income	(17,880)	(11,548)	(12,574)
Recognized in financial results	(17,828)	(21,953)	(116,158)
Foreign Currency Derivatives [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as beginning	0	0
Fair value variations:
Net income (loss) for the year	9,272	0
Net gains (losses) recognized in OCI	0	0
Settlements payments (received) during the year	(9,272)	0
Derivative assets (liabilities) as ending	0	0	0
Current liabilities	0
Noncurrent liabilities	0
Movement of other comprehensive income (loss)
Balances as beginning	0	0
Fair value adjustments during the year	0	0
Time value of options	0
Net reversal to profit or loss	0	0
Balances as ending	0	0	0
Effects on profit or loss (a-b)	9,272
Recognized in operating income	0	0	0
Recognized in financial results	9,272	0	(40,931)
Equity forward [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as beginning	0	0
Fair value variations:
Net income (loss) for the year	0	11,094
Net gains (losses) recognized in OCI	0	0
Settlements payments (received) during the year	0	(11,094)
Derivative assets (liabilities) as ending	0	0	0
Current liabilities	0
Noncurrent liabilities	0
Movement of other comprehensive income (loss)
Balances as beginning	0	0
Fair value adjustments during the year	0	0
Time value of options	0
Net reversal to profit or loss	0	0
Balances as ending	0	0	0
Effects on profit or loss (a-b)	0
Recognized in operating income	0	0	0
Recognized in financial results	0	11,094	0
Total Derivative Financial Instruments [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as beginning	6,190	(85,394)
Fair value variations:
Net income (loss) for the year	(20,496)	24,862
Net gains (losses) recognized in OCI	(386,971)	34,412
Settlements payments (received) during the year	(8,385)	32,310
Derivative assets (liabilities) as ending	(409,662)	6,190	(85,394)
Current liabilities	(195,444)
Noncurrent liabilities	(214,218)
Movement of other comprehensive income (loss)
Balances as beginning	(79,316)	(147,229)
Fair value adjustments during the year	(313,302)	34,412
Time value of options	(73,669)
Net reversal to profit or loss	(33,735)	33,501
Balances as ending	(500,022)	(79,316)	(147,229)
Effects on profit or loss (a-b)	13,239
Recognized in operating income	47,075	(2,922)	(12,574)
Recognized in financial results	R$ (33,836)	R$ (5,717)	R$ (156,780)